Fair Value Measurements - Schedule of Fair Values of Financial Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 1 [Member]
Liabilities:
Long-term debt, including current portion	$ 0	$ 0
Level 2 [Member]
Liabilities:
Long-term debt, including current portion	1,263.3	1,245.9
Level 3 [Member]
Liabilities:
Long-term debt, including current portion	0	0
Estimate of Fair Value, Fair Value Disclosure [Member]
Liabilities:
Long-term debt, including current portion	1,263.3	1,245.9	1,240.4
Reported Value Measurement [Member]
Liabilities:
Long-term debt, including current portion	$ 1,276.8	$ 1,215.9	$ 1,222.0